Borrowings - Summary of Assets Pledges as Collateral (Detail) ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	₩ 6,276,374
Book value [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,898,747
Property, plant and equipment including investment property [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	6,044,317
Property, plant and equipment including investment property [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	4,666,691
Trade accounts and notes receivables, net [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	215,133
Trade accounts and notes receivables, net [member] | Book value [member] | Korean Development Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	215,133
Financial Instruments [Member] | Woori Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Pledged amount	16,924
Financial Instruments [Member] | Book value [member] | Woori Bank and others [member]
Disclosure Of Assets Pledged As Collateral [line items]
Assets	₩ 16,923